UNITED  STATES  SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

FORM  N-CSR

CERTIFIED  SHAREHOLDER  REPORT  OF  REGISTERED
MANAGEMENT  INVESTMENT  COMPANIES

INVESTMENT  COMPANY  ACT  FILE  NUMBER              811-09843
                                      --------------------------------------


EXETER  INSURANCE  FUND,  INC.
----------------------------------------------------------------------------
(EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)


1100  CHASE  SQUARE,   ROCHESTER,  NY                14604
----------------------------------------------------------------------------
(ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)         (ZIP  CODE)


B.  REUBEN  AUSPITZ     1100  CHASE  SQUARE,   ROCHESTER,  NY  14604
----------------------------------------------------------------------------
(NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)


REGISTRANT'S  TELEPHONE  NUMBER,  INCLUDING  AREA  CODE:     585-325-6880
                                                        --------------------

DATE  OF  FISCAL  YEAR  END:                      DECEMBER  31,  2003
                            ------------------------------------------------

DATE  OF  REPORTING  PERIOD:    JANUARY  1,  2003  THROUGH  JUNE  30,  2003
                            ------------------------------------------------

FORM N-CSR IS TO BE USED BY MANAGEMENT INVESTMENT COMPANIES TO FILE REPORTS WITH THE COMMISSION NOT LATER THAN 10 DAYS AFTER THE TRANSMISSION TO STOCKHOLDERS OF ANY REPORT THAT IS REQUIRED TO BE TRANSMITTED TO STOCKHOLDERS UNDER RULE 30E-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (17 CFR 270.30E-1). THE COMMISSION MAY USE THE INFORMATION PROVIDED ON FORM N-CSR IN ITS REGULATORY, DISCLOSURE REVIEW, INSPECTION, AND POLICYMAKING ROLES.

A REGISTRANT IS REQUIRED TO DISCLOSE THE INFORMATION SPECIFIED BY FORM N-CSR, AND THE COMMISSION WILL MAKE THIS INFORMATION PUBLIC. A REGISTRANT IS NOT REQUIRED TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN FORM N-CSR UNLESS THE FORM DISPLAYS A CURRENTLY VALID OFFICE OF MANAGEMENT AND BUDGET ("OMB") CONTROL NUMBER. PLEASE DIRECT COMMENTS CONCERNING THE ACCURACY OF THE INFORMATION COLLECTION BURDEN ESTIMATE AND ANY SUGGESTIONS FOR REDUCING THE BURDEN TO SECRETARY, SECURITIES AND EXCHANGE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0609. THE OMB HAS REVIEWED THIS COLLECTION OF INFORMATION UNDER THE CLEARANCE REQUIREMENTS OF 44 U.S.C. SECTION 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS


Exeter  Insurance  Fund,  Inc.
Moderate  Growth  Portfolio
Growth  Portfolio
Maximum  Horizon  Portfolio
Semi-Annual  Report
June  30,  2003

MANAGEMENT  DISCUSSION  AND  ANALYSIS  (UNAUDITED)

DEAR  CONTRACT  OWNERS:

The stock market has had a dramatic rally since March, though actually the real turnaround goes back to the end of last September, when the market hit bottom on a month-end basis. It is significant that the returns of the three Exeter Insurance Fund Portfolios have been strong since that point. Having protected on the downside by anticipating the bear market, we then used the bear market as a buying opportunity. Our early-in, early-out style may lag behind runaway bull markets such as the late 1990s, but the reward is not just protecting on the downside. We also tend to participate strongly in the early stages of bull markets. We have succeeded in doing this with respect to the most recent market rally.

As much as we've enjoyed recent positive returns, we do not want to become complacent. Market valuations have created some opportunities, but the economic outlook is still too mixed to expect this will be a full-speed-ahead type of market. Recently, we have taken advantage of the rally to sell some stocks. We also recently acted to shorten the duration of the bond holdings in the Moderate Growth and Growth Portfolios. In a low yield environment with a weakening dollar, we just don't think the remaining upside for long bonds is as strong as it used to be relative to the risk. Having ridden the bond rally long and hard, we do not want to wait for it to fall apart before backing off.

The three Portfolios of the Exeter Insurance Fund have differing objectives. In the Moderate Growth Portfolio we place equal weighting on pursuing growth and reducing volatility, while in the Growth Portfolio we place primary emphasis on growth but still seek to manage risk, and in the Maximum Horizon Portfolio we focus solely on providing growth. Managing to the specific objectives of each Portfolio, we have been active in taking what the market will give us, but also in taking advantage of selling opportunities to lock in gains and moderate risk. Within the stock portion of each portfolio, we expect to remain active in what is likely to be a choppy market, taking advantage of price movements to move to areas representing the most attractive bargains.

All investment products will have phases when they are in or out of favor, but over time our approach has done what it has set out to do. We were willing to lag the speculative bull market in order to protect on the downside when the bear market came. Having done that effectively, we took advantage of buying opportunities to capture the first stages of the market's upturn, with the level of market participation in each Portfolio appropriate to its objectives. This has resulted in some good performance for the first half of 2003, but what's more important is that this pattern of portfolio management has allowed us to add value long-term.

We  wish  you  all  the  best  during  the  second  half  2003.

Sincerely,

EXETER  ASSET  MANAGEMENT

PORTFOLIO  COMPOSITION  -  AS  OF  JUNE  30,  2003  (UNAUDITED)

MODERATE  GROWTH  PORTFOLIO

<graphic>
<pie  chart>



Stocks                                                           43.26%
Bonds                                                            36.81%
Cash, short-term investments and liabilities, less other assets  19.93%



GROWTH  PORTFOLIO

<graphic>
<pie  chart>





Stocks                                                           56.50%
Bonds                                                            37.19%
Cash, short-term investments and liabilities, less other assets   6.31%



MAXIMUM  HORIZON  PORTFOLIO

<graphic>
<pie  chart>







Stocks                                                           88.83%
Bonds                                                             6.19%
Cash, short-term investments and liabilities, less other assets   4.98%

PERFORMANCE  UPDATE  AS  OF  JUNE  30,  2003  (UNAUDITED)




Exeter Insurance Fund, Inc. -
Moderate Growth Portfolio
                                     Total Return
                                  -------------------
                      Growth of
Through                $10,000                Average
6/30/03               Investment  Cumulative   Annual
-----------------------------------------------------
One Year                  $10,976     9.76%     9.76%
Five Year                 $12,928    29.28%     5.27%
Inception1                $15,149    51.49%     6.43%






Lehman Brothers Intermediate
U.S. Government/Credit Bond Index2
                                     Total Return
                                  --------------------
                        Growth of
Through                  $10,000               Average
6/30/03                 Investment  Cumulative  Annual
------------------------------------------------------
One Year                  $11,084      10.84%   10.84%
Five Year                 $14,456      44.56%    7.65%
Inception1                $16,244      62.44%    7.55%





40%/60% Blended Index3

                                     Total Return
                                  --------------------
                        Growth of
Through                  $10,000               Average
6/30/03                 Investment  Cumulative  Annual
------------------------------------------------------
One Year                $10,714       7.14%      7.14%
Five Year               $12,375      23.75%      4.35%
Inception1              $16,301      63.01%      7.61%




The value of a $10,000 investment in the Exeter Insurance Fund, Inc. - Moderate Growth Portfolio from its inception (11/1/96) to present (6/30/03) as compared to the Lehman Brothers Intermediate U.S. Government/Credit Bond Index and a 40%/60% Blended Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



       Exeter Insurance Fund, Inc. -   Lehman Brothers Intermediate U.S.
Date    Moderate Growth Portfolio      Government/Credit Bond Index            40%/60% Blended Index
11/01/96    $10,000                            $10,000                          $10,000
12/31/96     10,110                             10,067                           10,259
12/31/97     11,397                             10,859                           12,078
12/31/98     12,109                             11,775                           14,109
12/31/99     12,601                             11,821                           15,294
12/31/00     14,340                             13,017                           15,649
12/31/01     14,831                             14,184                           15,752
12/31/02     14,030                             15,579                           15,192
06/30/03     15,149                             16,244                           16,301




1Performance numbers for the Portfolio and Indices are calculated from November 1, 1996, the Portfolio's inception date. The Portfolio's performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Portfolio's performance is historical and may not be indicative of future results.

2The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is a market value weighted measure of approximately 3,700 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

3The 40%/60% Blended Index is 40% Standard & Poor's (S&P) 500 Total Return Index and 60% Lehman Brothers Intermediate U.S. Government/Credit Bond Index (see note 2 above). The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses. Because the Portfolio's asset allocation will vary over time, the composition of the Portfolio's portfolio may not match the composition of the comparative Indices' portfolios.

PERFORMANCE  UPDATE  AS  OF  JUNE  30,  2003  (UNAUDITED)



Exeter Insurance Fund, Inc. -
Growth Portfolio
                                     Total Return
                                  --------------------
                        Growth of
Through                  $10,000               Average
6/30/03                 Investment  Cumulative  Annual
------------------------------------------------------
One Year                  $10,929     9.29%      9.29%
Five Year                 $13,655    36.55%      6.43%
Inception1                $17,030    70.30%      8.32%






Lehman Brothers U.S.Government/
Credit Bond Index2
                                     Total Return
                                  --------------------
                        Growth of
Through                  $10,000               Average
6/30/03                 Investment  Cumulative  Annual
------------------------------------------------------
One Year                  $11,315     13.15%    13.15%
Five Year                 $14,582     45.82%     7.83%
Inception1                $16,790     67.90%     8.08%






50%/50% Blended Index3
                                     Total Return
                                  --------------------
                        Growth of
Through                  $10,000               Average
6/30/03                 Investment  Cumulative  Annual
------------------------------------------------------
One Year                   $10,723     7.23%     7.23%
Five Year                  $11,905    19.05%     3.55%
Inception1                 $16,498    64.98%     7.80%



The value of a $10,000 investment in the Exeter Insurance Fund, Inc. - Growth Portfolio from its inception (11/1/96) to present (6/30/03) as compared to the Lehman Brothers U.S. Government/Credit Bond Index and a 50%/50% Blended Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



        Exeter Insurance Fund, Inc. -      Lehman Brothers U.S.
Date        Growth Portfolio             Government/Credit Bond Index     50%/50% Blended Index
11/01/96       $10,000                      $10,000                           $10,000
12/31/96        10,250                       10,071                            10,308
12/31/97        12,221                       11,053                            12,501
12/31/98        12,474                       12,100                            14,932
12/31/99        14,062                       11,840                            16,285
12/31/00        16,532                       13,244                            16,476
12/31/01        17,415                       14,370                            16,209
12/31/02        15,515                       15,956                            15,199
06/30/03        17,030                       16,790                            16,498




1Performance numbers for the Portfolio and Indices are calculated from November 1, 1996, the Portfolio's inception date. The Portfolio's performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Portfolio's performance is historical and may not be indicative of future results.

2The Lehman Brothers U.S. Government/Credit Bond Index is a market value weighted measure of approximately 5,100 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

3The 50%/50% Blended Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers U.S. Government/Credit Bond Index (see note 2 above).
The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses. Because the Portfolio's asset allocation will vary over time, the composition of the Portfolio's portfolio may not match the composition of the comparative Indices' portfolios.

PERFORMANCE  UPDATE  AS  OF  JUNE  30,  2003  (UNAUDITED)



Exeter Insurance Fund, Inc. -
Maximum Horizon Portfolio
                                     Total Return
                                  --------------------
                        Growth of
Through                  $10,000               Average
6/30/03                 Investment  Cumulative  Annual
------------------------------------------------------
One Year                  $10,647     6.47%      6.47%
Five Year                 $14,235    42.35%      7.31%
Inception1                $19,822    98.22%     10.81%






Standard & Poor's (S&P)
500 Total Return Index2
                                     Total Return
                                  --------------------
                        Growth of
Through                  $10,000               Average
6/30/03                 Investment  Cumulative  Annual
------------------------------------------------------
One Year                $10,025       0.25%     0.25%
Five Year                $9,221      -7.79%    -1.61%
Inception1              $15,258      52.58%     6.54%






85%/15% Blended Index3
                                     Total Return
                                  --------------------
                        Growth of
Through                  $10,000               Average
6/30/03                 Investment  Cumulative  Annual
------------------------------------------------------
One Year                $10,244       2.44%     2.44%
Five Year               $10,012       0.12%     0.88%
Inception1              $15,722      57.22%     7.02%



The value of a $10,000 investment in the Exeter Insurance Fund, Inc. - Maximum Horizon Portfolio from its inception (11/1/96) to present (6/30/03) as compared to the S&P 500 Total Return Index and an 85%/15% Blended Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



            Exeter Insurance Fund, Inc. -
            Maximum Horizon Portfolio      S&P                         85%/15% Blended Index
Date                                       500 Total Return Index
11/01/96      $10,000                        $10,000                   $10,000
12/31/96       10,440                         10,542                    10,472
12/31/97       12,913                         14,057                    13,580
12/31/98       13,418                         18,076                    17,104
12/31/99       18,017                         21,879                    20,074
12/31/00       21,638                         19,887                    18,857
12/31/01       21,355                         17,526                    17,197
12/31/02       17,539                         13,654                    14,189
06/30/03       19,822                         15,258                    15,722



1Performance numbers for the Portfolio and Indices are calculated from November 1, 1996, the Portfolio's inception date. The Portfolio's performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Portfolio's performance is historical and may not be indicative of future results.

2The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The Index returns assume daily reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

3The 85%/15% Blended Index is 85% S&P 500 Total Return Index (see note 2 above) and 15% Lehman Brothers U.S. Government/Credit Bond Index. The Lehman Brothers U.S. Government/Credit Bond Index is a market value weighted measure of approximately 5,100 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses. Because the Portfolio's asset allocation will vary over time, the composition of the Portfolio's portfolio may not match the composition of the comparative Indices' portfolios.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                  MODERATE GROWTH           GROWTH        MAXIMUM HORIZON
                                                     PORTFOLIO             PORTFOLIO         PORTFOLIO
                                                  ----------------    -----------------   ----------------
                                                            VALUE               VALUE             VALUE
                                                   SHARES  (NOTE 2)    SHARES  (NOTE 2)   SHARES  (NOTE 2)
----------------------------------------------------------------------------------------------------------
COMMON STOCKS                                               43.26%               56.50%              88.83%
----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE                                              -                0.05%                  -
Empresa Brasileira de Aeronautica S.A.
 (Embraer) - ADR (Brazil) (Note 7) . . . . . . .    -      $     -      28     $   535      -      $     -
                                                           -------             -------             -------

BEVERAGES                                                        -                   -                0.12%
San Miguel Corp. (Philippines) (Note 7). . . . .    -            -       -           -    275          324
                                                           -------             -------             -------

BIOTECHNOLOGY                                                 1.01%                0.70%               2.46%
Affymetrix, Inc.*. . . . . . . . . . . . . . . .   25          493      25         493     25          493
BioMarin Pharmaceutical, Inc.* . . . . . . . . .    -            -     100         976      -            -
Celltech Group plc* (United Kingdom) (Note 7). .  375        2,122     800       4,528    325        1,839
Charles River Laboratories International, Inc.*.    -            -       -           -     50        1,609
Genentech, Inc.* . . . . . . . . . . . . . . . .   25        1,803       -           -     25        1,803
Invitrogen Corp.*. . . . . . . . . . . . . . . .   25          959      25         959     25          959
PRAECIS Pharmaceuticals, Inc.* . . . . . . . . .    -            -      75         368      -            -
                                                           -------             -------             -------
                                                             5,377               7,324               6,703
                                                           -------             -------             -------

CAPITAL MARKETS                                              0.95%                1.16%               1.32%
The Bank of New York Co., Inc. . . . . . . . . .  175        5,031     425      12,219    125        3,594
                                                           -------             -------             -------

CHEMICALS                                                    0.45%                0.73%               2.12%
Akzo Nobel N.V. (Netherlands) (Note 7) . . . . .   25         663        -           -     25          663
IMC Global, Inc. . . . . . . . . . . . . . . . .    -           -       50         335      -            -
Minerals Technologies, Inc.. . . . . . . . . . .   25       1,216      150       7,299    100        4,866
Syngenta AG - ADR (Switzerland) (Note 7) . . . .   50         507        -           -     25          253
                                                           -------             -------             -------
                                                            2,386                7,634               5,782
                                                           -------             -------             -------

COMMERCIAL SERVICES & SUPPLIES                                  -                    -                0.88%
Waste Management, Inc. . . . . . . . . . . . . .    -           -        -           -    100        2,409
                                                           -------             -------             -------

COMMUNICATIONS EQUIPMENT                                     4.39%                4.58%               6.76%
Lucent Technologies, Inc.* . . . . . . . . . . .1,500       3,045    4,750       9,642   1,425       2,893
Nortel Networks Corp.* (Canada) (Note 7) . . . .1,900       5,130        -           -   1,775       4,792
QUALCOMM, Inc. . . . . . . . . . . . . . . . . .  425      15,194    1,075      38,431     300      10,725
                                                           -------             -------             -------
                                                           23,369               48,073              18,410
                                                           -------             -------             -------

COMPUTERS & PERIPHERALS                                         -                 0.10%               0.19%
Electronics for Imaging, Inc.* . . . . . . . . .   -            -       50       1,014      25         507
                                                           -------             -------             -------

DIVERSIFIED TELECOMMUNICATION SERVICES                          -                    -                0.24%
D&E Communications, Inc. . . . . . . . . . . . .   -            -        -           -      25         286
North Pittsburgh Systems, Inc. . . . . . . . . .   -            -        -           -      25         377
                                                           -------             -------             -------
                                                                -                    -                 663
                                                           -------             -------             -------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                  MODERATE GROWTH           GROWTH        MAXIMUM HORIZON
                                                     PORTFOLIO             PORTFOLIO         PORTFOLIO
                                                  ----------------    -----------------   ----------------
                                                            VALUE               VALUE             VALUE
                                                   SHARES  (NOTE 2)    SHARES  (NOTE 2)   SHARES  (NOTE 2)
----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT                                             -                   -                1.41%
Emerson Electric Co. . . . . . . . . . . . .       -       $     -     -        $     -     75     $  3,833
                                                           -------              -------             -------

ELECTRONIC EQUIPMENT & INSTRUMENTS                            0.16%                0.08%              0.32%
Varian, Inc.*. . . . . . . . . . . . . . . .      25           867     25           867      25         867
                                                           -------              -------             -------

ENERGY EQUIPMENT & SERVICES                                   6.35%               8.17%              10.60%
Atwood Oceanics, Inc.* . . . . . . . . . . .       -             -     25           679       -           -
Baker Hughes, Inc. . . . . . . . . . . . . .     200         6,714    500        16,785     125       4,196
Cooper Cameron Corp.*. . . . . . . . . . . .      50         2,519    150         7,557     100       5,038
Newpark Resources, Inc.* . . . . . . . . . .       -             -     75           411       -           -
Pride International, Inc.* . . . . . . . . .       -             -     75         1,412      25         471
Schlumberger Ltd.. . . . . . . . . . . . . .     275        13,082    650        30,921     175       8,325
Transocean, Inc.*. . . . . . . . . . . . . .     175         3,845    400         8,788     150       3,296
Varco International, Inc.* . . . . . . . . .     175         3,430    450         8,820     225       4,410
Weatherford International Ltd.*. . . . . . .     100         4,190    250        10,475      75       3,142
                                                           -------              -------             -------
                                                            33,780               85,848              28,878
                                                           -------              -------             -------

FOOD & STAPLES RETAILING                                      1.36%                1.73%               2.78%
The Kroger Co.*. . . . . . . . . . . . . . .     250         4,170    600        10,008     300       5,004
Safeway, Inc.* . . . . . . . . . . . . . . .     150         3,069    400         8,184     125       2,557
                                                           -------              -------             -------
                                                             7,239               18,192               7,561
                                                           -------              -------             -------

FOOD PRODUCTS                                                 3.75%                5.38%               7.45%
H.J. Heinz Co. . . . . . . . . . . . . . . .       -             -      -             -     100       3,298
Nestle S.A. (Switzerland) (Note 7) . . . . .      50        10,317     150       30,951      50      10,317
Smithfield Foods, Inc.*. . . . . . . . . . .       -             -      50        1,146       -           -
Sylvan, Inc.*. . . . . . . . . . . . . . . .       -             -      75          796       -           -
Unilever plc - ADR (United Kingdom) (Note 7)     300         9,630     737       23,658     208       6,677
                                                           -------              -------             -------
                                                            19,947               56,551              20,292
                                                           -------              -------             -------

HEALTH CARE EQUIPMENT & SUPPLIES                              3.98%                4.94%               6.69%
Applera Corp. - Applied Biosystems Group . .     475         9,039   1,200       22,836     325       6,185
Beckman Coulter, Inc.. . . . . . . . . . . .      25         1,016      50        2,032      50       2,032
Bruker AXS, Inc.*. . . . . . . . . . . . . .       -             -     475        1,458       -           -
Millipore Corp.* . . . . . . . . . . . . . .     225         9,983     550       24,404     200       8,874
Thoratec Corp.*. . . . . . . . . . . . . . .      75         1,118      75        1,118      75       1,118
                                                           -------              -------             -------
                                                            21,156               51,848              18,209
                                                           -------              -------             -------

HEALTH CARE PROVIDERS & SERVICES                                 -                 0.04%               0.10%
NDCHealth Corp.. . . . . . . . . . . . . . .       -             -      25          459       -           -
WebMD Corp.* . . . . . . . . . . . . . . . .       -             -       -            -      25         271
                                                           -------              -------             -------
                                                                 -                  459                 271
                                                           -------              -------             -------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                  MODERATE GROWTH           GROWTH        MAXIMUM HORIZON
                                                     PORTFOLIO             PORTFOLIO         PORTFOLIO
                                                  ----------------    -----------------   ----------------
                                                            VALUE               VALUE             VALUE
                                                   SHARES  (NOTE 2)    SHARES  (NOTE 2)   SHARES  (NOTE 2)
----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE                                 1.99%                2.60%               3.53%
Carnival Corp.. . . . . . . . . . . . .          325    $   10,566     800     $ 26,008     225     $ 7,315
Club Mediterranee S.A.* (France)
 (Note 7) . . . . . . . . . . . . . . .            -             -      25          800      25         800
The Hongkong & Shanghai Hotels
  Ltd. (Hong Kong) (Note 7) . . . . . .            -             -   1,000          452     500         226
Shangri-La Asia Ltd. (Hong Kong)
 (Note 7) . . . . . . . . . . . . . . .            -             -       -            -   2,000       1,270
                                                           -------              -------             -------
                                                            10,566               27,260               9,611
                                                           -------              -------             -------

HOUSEHOLD DURABLES                                               -                 0.04%                  -
Waterford Wedgwood plc (Ireland)
 (Note 7) . . . . . . . . . . . . . . .            -             -   1,375          391       -           -
                                                           -------              -------             -------

HOUSEHOLD PRODUCTS                                            1.47%                2.02%               2.52%
Kimberly-Clark Corp.. . . . . . . . . .          150         7,821     400       20,856     125       6,518
Kimberly-Clark de Mexico S.A. de
 C.V. - ADR (Mexico) (Note 7) . . . . .            -            -        -            -      25         336
Rayovac Corp.*. . . . . . . . . . . . .            -            -       25          324       -           -
                                                           -------              -------             -------
                                                             7,821               21,180               6,854
                                                           -------              -------             -------

INTERNET & CATALOG RETAIL                                        -                    -                0.33%
Amazon.com, Inc.* . . . . . . . . . . .            -             -       -            -      25         912
                                                           -------              -------             -------

INTERNET SOFTWARE & SERVICES                                     -                 0.05%                  -
Allscripts Healthcare Solutions, Inc.*.            -             -     150          550       -           -
                                                           -------              -------             -------

LEISURE EQUIPMENT & PRODUCTS                                  1.03%                1.69%               4.97%
Eastman Kodak Co. . . . . . . . . . . .          200         5,470     650       17,778     175       4,786
Hasbro, Inc.. . . . . . . . . . . . . .            -             -       -            -     500       8,745
                                                           -------              -------             -------
                                                             5,470               17,778              13,531
                                                           -------              -------             -------

MACHINERY                                                        -                 0.29%               0.25%
Albany International Corp. - Class A. .            -             -      75        2,055      25         685
Wabtec Corp.. . . . . . . . . . . . . .            -             -      75        1,043       -           -
                                                           -------              -------             -------
                                                                 -                3,098                 685
                                                           -------              -------             -------

MEDIA                                                         2.50%                3.62%               5.63%
AOL Time Warner, Inc.*. . . . . . . . .          825        13,274   2,325       37,409     700      11,263
Hearst-Argyle Television, Inc.* . . . .            -             -      25          647       -           -
The News Corp. Ltd. - ADR
 (Australia) (Note 7) . . . . . . . . .            -             -       -            -      25         626
The Walt Disney Co. . . . . . . . . . .            -             -       -            -     175       3,456
                                                           -------              -------             -------
                                                            13,274               38,056              15,345
                                                           -------              -------             -------

METALS & MINING                                               0.84%                1.09%               2.61%
Alcoa, Inc. . . . . . . . . . . . . . .          175         4,462     450       11,475     125       3,187
Norddeutsche Affinerie AG
 (Germany) (Note 7) . . . . . . . . . .            -             -       -            -      25         263
Nucor Corp. . . . . . . . . . . . . . .            -             -       -            -      75       3,664
                                                           -------              -------             -------
                                                             4,462               11,475               7,114
                                                           -------              -------             -------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                  MODERATE GROWTH           GROWTH        MAXIMUM HORIZON
                                                     PORTFOLIO             PORTFOLIO         PORTFOLIO
                                                  ----------------    -----------------   ----------------
                                                            VALUE               VALUE             VALUE
                                                   SHARES  (NOTE 2)    SHARES  (NOTE 2)   SHARES  (NOTE 2)
----------------------------------------------------------------------------------------------------------
OIL & GAS                                                     1.75%                1.90%               2.09%
Eni S.p.A. (Italy) (Note 7) . . . . . . .          -       $     -       -      $     -      25     $   378
Forest Oil Corp.* . . . . . . . . . . . .          -             -      25          628       -           -
Petroleo Brasileiro S.A. (Petrobras)
 - ADR (Brazil) (Note 7). . . . . . . . .        525         9,324   1,025       18,204     300       5,328
Teekay Shipping Corp. (Bahamas)
 (Note 7) . . . . . . . . . . . . . . . .          -             -      25        1,073       -           -
                                                           -------              -------             -------
                                                             9,324               19,905               5,706
                                                           -------              -------             -------

PAPER & FOREST PRODUCTS                                       0.49%                1.34%               3.07%
Aracruz Celulose S.A. - ADR
 (Brazil) (Note 7). . . . . . . . . . . .        125         2,633     625       13,162     175       3,685
Bowater, Inc. . . . . . . . . . . . . . .          -             -      25          936     125       4,681
                                                           -------              -------             -------
                                                             2,633               14,098               8,366
                                                           -------              -------             -------

PERSONAL PRODUCTS                                             0.79%                0.96%               1.23%
The Estee Lauder Companies,
 Inc. - Class A . . . . . . . . . . . . .        125         4,191     300       10,059     100       3,353
                                                           -------              -------             -------

PHARMACEUTICALS                                               7.04%                8.69%              11.65%
Guilford Pharmaceuticals, Inc.* . . . . .          -             -     175          794       -           -
Merck & Co., Inc. . . . . . . . . . . . .        100         6,055     225       13,624     100       6,055
Merck KGaA (Germany) (Note 7) . . . . . .         25           718      25          718      25         718
Novartis AG - ADR (Switzerland)
 (Note 7) . . . . . . . . . . . . . . . .        250         9,953     600       23,886     200       7,962
Pfizer, Inc.. . . . . . . . . . . . . . .        280         9,562     725       24,759     225       7,684
Schering-Plough Corp. . . . . . . . . . .        600        11,160   1,475       27,435     500       9,300
                                                           -------              -------             -------
                                                            37,448               91,216              31,719
                                                           -------              -------             -------

ROAD & RAIL                                                      -                    -                0.99%
Kansas City Southern* . . . . . . . . . .          -             -       -            -     225       2,707
                                                           -------              -------             -------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                      2.60%                3.47%               4.30%
Altera Corp.* . . . . . . . . . . . . . .        225         3,690     575        9,430     175       2,870
Brooks Automation, Inc.*. . . . . . . . .          -             -      50          567      50         567
Cymer, Inc.*. . . . . . . . . . . . . . .          -             -       -            -      25         800
Texas Instruments, Inc. . . . . . . . . .        575        10,120   1,500       26,400     425       7,480
                                                           -------              -------             -------
                                                            13,810               36,397              11,717
                                                           -------              -------             -------

SOFTWARE                                                      0.36%                0.54%               1.38%
Activision, Inc.* . . . . . . . . . . . .          -             -       -            -      75         969
Amdocs Ltd.* (Guernsey) (Note 7). . . . .          -             -       -            -      50       1,200
Network Associates, Inc.* . . . . . . . .        150         1,902     450        5,706     125       1,585
                                                           -------              -------             -------
                                                             1,902                5,706               3,754
                                                           -------              -------             -------

SPECIALTY RETAIL                                                 -                 0.54%               0.84%
Foot Locker, Inc. . . . . . . . . . . . .          -             -     425        5,631     150       1,987
Toys "R" Us, Inc.*. . . . . . . . . . . .          -             -       -            -      25         303
                                                           -------              -------             -------
                                                                 -                5,631               2,290
                                                           -------              -------             -------
TOTAL COMMON STOCKS . . . . . . . . . . .                  230,053              593,364             241,967
                                                           -------              -------             -------
Identified Cost . . . . . . . . . . . . .                  231,750              610,386             241,545



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                MODERATE GROWTH                     GROWTH              MAXIMUM HORIZON
                                                   PORTFOLIO                       PORTFOLIO                PORTFOLIO
                                       ------------------------------  ----------------------------  ---------------------
                                           PRINCIPAL         VALUE         PRINCIPAL        VALUE    PRINCIPAL     VALUE
                                            AMOUNT         (NOTE 2)         AMOUNT        (NOTE 2)     AMOUNT    (NOTE 2)
--------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES                                       17.58%                        26.83%                   6.19%
--------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BONDS                                             3.96%                         4.44%                   6.19%
U.S. Treasury Bond, 6.875%, 8/15/2025  $         16,000   $   21,081   $              -   $      -    $        -  $      -
U.S. Treasury Bond, 6.50%, 11/15/2026                 -            -             35,000     44,402             -         -
U.S. Treasury Bond, 5.50%, 8/15/2028                 -            -              2,000      2,250        15,000    16,873
                                                          ----------                      --------                --------
TOTAL U.S. TREASURY BONDS. . . . . . .                        21,081                        46,652                  16,873
                                                          ----------                      --------                --------
Identified Cost. . . . . . . . . . . .                        16,719                        38,936                  15,738

U.S. TREASURY NOTES                                            13.62%                        22.39%                     -
U.S. Treasury Note, 2.25%, 7/31/2004.            45,000       45,582                  -          -            -         -
U.S. Treasury Note, 1.625%, 4/30/2005            10,000       10,066            100,000    100,656            -         -
U.S. Treasury Note, 6.75%, 5/15/2005.            10,000       11,013                  -          -            -         -
U.S. Treasury Note, 6.50%, 10/15/2006             5,000        5,744                  -          -            -         -
U.S. Treasury Note, 3.25%, 8/15/2007.                 -            -             50,000     52,182            -         -
U.S. Treasury Note, 3.00%, 2/15/2008.                 -            -             80,000     82,322            -         -
                                                          ----------                      --------                --------
TOTAL U.S. TREASURY NOTES. . . . . . .                        72,405                       235,160                      -
                                                          ----------                      --------                --------
Identified Cost. . . . . . . . . . . .                        70,383                       233,162                      -

TOTAL U.S. TREASURY SECURITIES . . . .                        93,486                       281,812                 16,873
                                                          ----------                      --------                --------
Identified Cost. . . . . . . . . . . .                        87,102                       272,098                 15,738
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES                                       19.23%                        10.36%                     -
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.00%, 12/15/2005 . . . .            10,000       11,056             40,000     44,226            -         -
Fannie Mae, 5.25%, 6/15/2006. . . . .            50,000       54,907                  -          -            -         -
Fannie Mae, 4.25%, 7/15/2007. . . . .                 -            -             60,000     64,565            -         -
Freddie Mac, 4.50%, 8/15/2004 . . . .            35,000       36,295                  -          -            -         -
                                                          ----------                      --------                --------
TOTAL U.S. GOVERNMENT AGENCIES. . . .                        102,258                       108,791                      -
                                                          ----------                      --------                --------
Identified Cost . . . . . . . . . . .                         97,681                       105,589                      -

The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                MODERATE GROWTH                     GROWTH              MAXIMUM HORIZON
                                                   PORTFOLIO                       PORTFOLIO                PORTFOLIO
                                       ------------------------------  ----------------------------  ---------------------
                                            SHARES/                         SHARES/
                                           PRINCIPAL         VALUE         PRINCIPAL        VALUE                 VALUE
                                            AMOUNT         (NOTE 2)         AMOUNT        (NOTE 2)     SHARES    (NOTE 2)
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                         20.28%                         7.45%                  5.34%
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Treasury Cash
 Management Fund. . . . . . . . .             3,214       $    3,214             8,522   $  8,522       14,531  $ 14,531
U.S. Treasury Bill, 11/13/2003. .      $     65,000           64,770                 -          -            -         -
U.S. Treasury Bill, 12/4/2003 . .            40,000           39,833        $   70,000     69,709            -         -
                                                          ----------                     --------                --------
TOTAL SHORT-TERM INVESTMENTS. . .                            107,817                       78,231                  14,531
                                                          ----------                     --------                --------
Identified Cost . . . . . . . . .                            107,825                       78,251                  14,531

                                                              100.35%                      101.14%                 100.36%
TOTAL INVESTMENTS . . . . . . . .                            533,614                    1,062,198                 273,371
                                                          ----------                     --------                --------
Identified Cost . . . . . . . . .                            524,358                    1,066,324                 271,814

                                                              (0.35%)                      (1.14%)                 (0.36%)

LIABILITIES, LESS OTHER ASSETS. .                            (1,837)                     (11,980)                   (992)
                                                          ----------                     --------                --------

                                                                 100%                         100%                    100%
NET ASSETS. . . . . . . . . . . .                         $  531,777                    $1,050,218               $ 272,379
                                                          ==========                    ==========               =========

*Non-income producing security
ADR - American Depository Receipt



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)

JUNE  30,  2003



                                                              MODERATE                 MAXIMUM
                                                               GROWTH      GROWTH      HORIZON
                                                             PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                             ----------  -----------  -----------

ASSETS:
Investments, at value* (Note 2) . . . . . . . . . . . . . .  $  533,614  $1,062,198   $  273,371
Foreign currency, at value. . . . . . . . . . . . . . . . .           5           1           16
Interest receivable . . . . . . . . . . . . . . . . . . . .       1,756       3,400          310
Dividends receivable. . . . . . . . . . . . . . . . . . . .         372       1,079          387
Receivable for securities sold. . . . . . . . . . . . . . .           -         739            -
Foreign tax reclaims receivable . . . . . . . . . . . . . .          52         239           54
Receivable from investment advisor (Note 3) . . . . . . . .      20,419      17,612       22,636
                                                             ----------  -----------  -----------
TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . . .     556,218   1,085,268      296,774
                                                             ----------  -----------  -----------

LIABILITIES:

Accrued fund accounting fees (Note 3) . . . . . . . . . . .       8,348       8,609        8,300
Audit fees payable. . . . . . . . . . . . . . . . . . . . .      14,352      14,843       14,449
Payable for securities purchased. . . . . . . . . . . . . .           -      10,271            -
Payable for fund shares repurchased . . . . . . . . . . . .         762         249            6
Other payables and accrued expenses . . . . . . . . . . . .         979       1,078        1,640
                                                             ----------  -----------  -----------
TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . .      24,441      35,050       24,395
                                                             ----------  -----------  -----------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .  $  531,777  $1,050,218   $  272,379
                                                             ==========  ===========  ===========

NET ASSETS CONSIST OF:

Capital stock . . . . . . . . . . . . . . . . . . . . . . .  $      498  $      850   $      285
Additional paid-in-capital. . . . . . . . . . . . . . . . .     504,423   1,040,420      292,554
Undistributed net investment income . . . . . . . . . . . .      13,246      23,641        3,853
Accumulated net realized gain (loss) on investments . . . .       4,353     (10,585)     (25,871)
Net unrealized appreciation (depreciation) on investments,
foreign currency, and other assets and liabilities. . . . .       9,257      (4,108)       1,558
                                                             ----------  -----------  -----------
TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $  531,777  $1,050,218   $  272,379
                                                             ==========  ===========  ===========
SHARES OUTSTANDING. . . . . . . . . . . . . . . . . . . . .      49,728      85,002       28,534

NET ASSET VALUE, OFFERING PRICE
AND REDEMPTION PRICE PER SHARE. . . . . . . . . . . . . . .  $    10.69  $    12.36   $     9.55
                                                             ==========  ===========  ===========
*At identified cost . . . . . . . . . . . . . . . . . . . .  $  524,358  $1,066,324   $  271,814
                                                             ==========  ===========  ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  OPERATIONS  (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2003




                                                              MODERATE                 MAXIMUM
                                                               GROWTH      GROWTH      HORIZON
                                                             PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                             ----------  -----------  -----------
INVESTMENT INCOME:

Interest . . . . . . . . . . . . . . . . . . . . . . . . .   $    4,614  $     5,727  $       648
Dividends (net of foreign tax withheld)* . . . . . . . . .        2,089        5,712        1,839
                                                             ----------  -----------  -----------
Total Investment Income. . . . . . . . . . . . . . . . . .        6,703       11,439        2,487
                                                             ----------  -----------  -----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . . .        2,510        4,870        1,235
Fund accounting fees (Note 3). . . . . . . . . . . . . . .       24,745       25,640       24,580
Directors' fees (Note 3) . . . . . . . . . . . . . . . . .        5,170        5,170        5,170
Audit fees . . . . . . . . . . . . . . . . . . . . . . . .       13,010       12,740       13,675
Custodian fees . . . . . . . . . . . . . . . . . . . . . .        1,570        1,240        1,865
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . .          450          565          392
                                                             ----------  -----------  -----------
Total Expenses . . . . . . . . . . . . . . . . . . . . . .       47,455       50,225       46,917
Less reduction of expenses (Note 3). . . . . . . . . . . .      (44,440)     (44,379)     (45,432)
                                                             ----------  -----------  -----------
Net Expenses . . . . . . . . . . . . . . . . . . . . . . .        3,015        5,846        1,485
                                                             ----------  -----------  -----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . .        3,688        5,593        1,002
                                                             ----------  -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments. . . . . . . . . . . . . . . . . . . . . . . .        6,172       (4,352)      (3,505)
Foreign currency and other assets and liabilities. . . . .            2            8            1
                                                             ----------  -----------  -----------
                                                                  6,174       (4,344)      (3,504)
                                                             ----------  -----------  -----------

Net change in unrealized appreciation (depreciation) on -
Investments. . . . . . . . . . . . . . . . . . . . . . . .       29,507       92,120       33,660
Foreign currency and other assets and liabilities. . . . .            -            2            1
                                                             ----------  -----------  -----------
                                                                 29,507       92,122       33,661
                                                             ----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . .       35,681       87,778       30,157
                                                             ----------  -----------  -----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . .  $    39,369   $   93,371   $   31,159
                                                            ===========   ==========   ==========

*Foreign tax withheld. . . . . . . . . . . . . . . . . . .  $       117   $      267   $       96



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS




                                                        MODERATE                                                   MAXIMUM
                                                         GROWTH                      GROWTH                       HORIZON
                                                        PORTFOLIO                   PORTFOLIO                    PORTFOLIO
                                             ---------------------------   ---------------------------  ---------------------------
                                              FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX     FOR THE
                                              MONTHS ENDED       YEAR       MONTHS ENDED       YEAR       MONTHS ENDED     YEAR
                                                6/30/03         ENDED         6/30/03         ENDED         6/30/03        ENDED
                                              (UNAUDITED)     12/31/02      (UNAUDITED)      12/31/02     (UNAUDITED)    12/31/02
                                             -------------   -----------   -------------   -----------    ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income . . . . . . . . . . .  $       3,688   $     9,445   $       5,593   $    16,447   $       1,002   $  2,854
Net realized gain (loss) on investments . .          6,174           (96)         (4,344)          957          (3,504)   (20,010)
Net change in unrealized appreciation
(depreciation) on investments . . . . . . .         29,507       (32,630)         92,122      (144,928)         33,661    (35,183)
                                             --------------  ------------  --------------  ------------  --------------  ---------

Net increase (decrease) from operations . .         39,369       (23,281)         93,371      (127,524)         31,159    (52,339)
                                             --------------  ------------  --------------  ------------  --------------  ---------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):
From net investment income. . . . . . . . .              -       (14,035)              -       (25,277)              -     (3,398)
From net realized gain on investments . . .              -       (11,555)              -       (73,650)              -    (11,871)
                                             --------------  ------------  --------------  ------------  --------------  ---------

Total distributions to shareholders . . . .              -       (25,590)              -       (98,927)              -    (15,269)
                                             --------------  ------------  --------------  ------------  --------------  ---------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase (decrease) from capital share
transactions (Note 5) . . . . . . . . . . .         (4,430)       56,127          (1,399)       58,082             (34)    15,197
                                             --------------  ------------  --------------  ------------  --------------  ---------

Net increase (decrease) in net assets . . .         34,939         7,256          91,972      (168,369)         31,125    (52,411)

NET ASSETS:

Beginning of period . . . . . . . . . . . .        496,838       489,582         958,246     1,126,615         241,254    293,665
                                             --------------  ------------  --------------  ------------  --------------  ---------

END OF PERIOD . . . . . . . . . . . . . . .  $     531,777   $   496,838   $   1,050,218   $   958,246   $     272,379   $241,254
                                             ==============  ============  ==============  ============  ==============  =========

Undistributed net investment income of. . .  $      13,246   $     9,558   $      23,641   $    18,048   $       3,853   $  2,851



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS  -  MODERATE  GROWTH  PORTFOLIO






                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                            6/30/03                       FOR THE YEARS ENDED
                                                          (unaudited)    12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                                                         -------------   --------- --------  --------  --------  --------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $9.90          $11.10     $11.49    $10.38    $10.95     $11.33
                                                         ------         -------    ------    ------    -------    -------
Income (loss) from investment operations:
Net investment income . . . . . . . . . . . . . . . . .   0.08            0.19       0.32      0.26      0.24       0.35
Net realized and unrealized gain (loss) on investments.   0.71           (0.80)      0.03      1.16      0.21       0.29
                                                         ------          ------    ------    ------    -------    -------
Total from investment operations. . . . . . . . . . . .   0.79           (0.61)      0.35      1.42      0.45       0.64
                                                         ------          ------    ------    ------    -------    -------
Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .      -           (0.32)     (0.26)    (0.24)    (0.34)     (0.36)
From net realized gain on investments . . . . . . . . .      -           (0.27)     (0.48)    (0.07)    (0.68)     (0.66)
                                                         ------          ------    ------    ------    -------    -------
Total distributions to shareholders . . . . . . . . . .      -           (0.59)     (0.74)    (0.31)    (1.02)     (1.02)
                                                         ------          ------    ------    ------    -------    -------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . . $10.69           $9.90     $11.10     $11.49   $10.38     $10.95
                                                        =======          ======    ======    =======   =======    =======

Total return1 . . . . . . . . . . . . . . . . . . . . .   7.98%          (5.40%)      3.42%    13.80%      4.06%    6.25%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .   1.20%2          1.20%       1.20%     1.20%      1.20%    1.20%
Net investment income . . . . . . . . . . . . . . . . .   1.47%2          2.00%       2.83%     3.30%      3.62%    3.25%

Portfolio turnover. . . . . . . . . . . . . . . . . . .   15%              63%         79%       47%       109%       69%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $532             $497        $490      $483      $286      $153
                                                         ======          ======      ======    ======     ======    ======


*The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, the expense ratio (to average net assets) would have been increased as follows:



17.69%2  17.57%  15.20%  16.40%  8.00%  8.14%




1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS  -  GROWTH  PORTFOLIO





                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                            6/30/03                       FOR THE YEARS ENDED
                                                          (unaudited)    12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                                                         -------------   --------- --------  --------  --------  --------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $11.26           $14.07     $14.40    $12.57     $11.90    $12.17
                                                         ------           -------    ------    ------     ------    ------
Income (loss) from investment operations:
Net investment income . . . . . . . . . . . . . . . . .    0.07             0.19       0.31 3    0.24       0.39      0.20
Net realized and unrealized gain (loss) on investments.    1.03            (1.76)      0.37 3    1.95       1.10      0.01 2
                                                         ------           -------     ------   ------     ------    ------
Total from investment operations. . . . . . . . . . . .    1.10            (1.57)      0.68      2.19       1.49      0.21
                                                         ------           -------     ------   ------     ------    ------
Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .       -            (0.32)     (0.36)    (0.18)     (0.37)    (0.09)
From net realized gain on investments . . . . . . . . .       -            (0.92)     (0.65)    (0.18)     (0.45)    (0.39)
                                                         ------           -------     ------   ------     ------    ------
Total distributions to shareholders . . . . . . . . . .       -            (1.24)     (1.01)    (0.36)     (0.82)    (0.48)
                                                         ------           -------     ------   ------     ------    ------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $12.36           $11.26     $14.07    $14.40     $12.57    $11.90
                                                         ======           =======    =======   =======     ======   =======
Total return1 . . . . . . . . . . . . . . . . . . .        9.77%          (10.91%)     5.27%    17.65%     12.74%     2.07%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .    1.20%4           1.20%      1.20%     1.20%      1.20%     1.20%
Net investment income . . . . . . . . . . . . . . . .      1.15%4           1.60%      2.25%3    2.93%      2.45%     2.47%

Portfolio turnover. . . . . . . . . . . . . . . . . . .     32%              87%        85%       65%        82%       138%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $1,050            $958      $1,127     $1,027      $525     $615
                                                         ======           ======     =======    ======     ======    ======



*The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, the expense ratio (to average net assets) would have been increased as follows:



9.11%4  8.88%  7.31%  5.99%  2.91%  2.10%




1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the year due to the timing of sales and repurchase of portfolio shares in relation to fluctuating market values of the investments of the Portfolio.
3As required, effective January 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies. The guide requires amortization of premiums and discounts on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income by 0.09%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
4Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS  -  MAXIMUM  HORIZON  PORTFOLIO



                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                            6/30/03                       FOR THE YEARS ENDED
                                                          (unaudited)    12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                                                         -------------   --------- --------  --------  --------  --------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $8.45           $11.00     $12.92    $12.42    $10.66    $12.89
                                                         ------          ------     ------    ------    ------    ------
Income (loss) from investment operations:
Net investment income . . . . . . . . . . . . . . . . .   0.04             0.10       0.13      0.18      0.18      0.13
Net realized and unrealized gain (loss) on investments.   1.06            (2.08)     (0.45)     2.14      3.34     (0.08)2
                                                         ------          ------     ------     ------    ------    ------
Total from investment operations. . . . . . . . . . . .   1.10            (1.98)     (0.32)     2.32      3.52      0.05
                                                         ------          ------     ------     ------    ------    ------
Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .      -            (0.13)     (0.51)    (0.24)    (0.22)    (0.16)
From net realized gain on investments . . . . . . . . .      -            (0.44)     (1.09)    (1.58)    (1.54)    (2.12)
                                                         ------          ------     ------     ------    ------    ------
Total distributions to shareholders . . . . . . . . . .      -            (0.57)     (1.60)    (1.82)    (1.76)    (2.28)
                                                         ------          ------     ------     ------    ------    ------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $9.55           $8.45      $11.00    $12.92    $12.42    $10.66
                                                         ======           ======    ======    ======    ======    ======

Total return1 . . . . . . . . . . . . . . . . . . . . .  13.02%         (17.87%)     (1.31%)   20.10%    34.28%     3.91%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .   1.20%3          1.20%       1.20%     1.20%     1.20%     1.20%
Net investment income . . . . . . . . . . . . . . . . .   0.81%3          1.09%       1.17%     1.44%     1.58%     1.08%

Portfolio turnover. . . . . . . . . . . . . . . . . . .    39%             91%         94%       82%       89%       100%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .   $272            $241        $294      $298      $228       $170
                                                         ======          ======      ======    ======    ======     ======




*The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, the expense ratio (to average net assets) would have been increased as follows:



36.73%3  31.58%  25.61%  20.74%  7.36%   7.23%





1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchase of portfolio shares in relation to fluctuating market values of the investments of the Portfolio.
3Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED)

1.   ORGANIZATION
Moderate Growth Portfolio, Growth Portfolio and Maximum Horizon Portfolio are no-load diversified portfolios (collectively the "Portfolios") of Exeter Insurance Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts which are in turn established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Fund are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company and Keyport Benefit Life Insurance Company.

The total authorized capital stock of the Fund consists of 500 million shares of common stock each having a par value of $0.01. As of June 30, 2003, the shares are currently classified into six portfolios of shares including: Moderate Growth Portfolio, Growth Portfolio, Maximum Horizon Portfolio, Equity Portfolio, Small Cap Portfolio and Bond Portfolio. Currently, only shares of Moderate Growth Portfolio, Growth Portfolio and Maximum Horizon Portfolio have been issued.

2.   SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange, excluding the NASDAQ National Market System, are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, corporate bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily.

The Portfolios use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Portfolios and the amounts actually received or paid.

NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED)

FEDERAL  TAXES
The Portfolios' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolios are not subject to federal income tax to the extent that the Portfolios qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Portfolios. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.   TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, for which each Portfolio pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.00% of each Portfolio's average daily net assets.

Under the Agreement, personnel of the Advisor provide the Portfolios with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Portfolios' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and of all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active portfolios of the Fund. In addition, these Directors also receive a per meeting fee for each active portfolio of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least April 30, 2004, to waive its fee and, if necessary, pay other operating expenses of the Portfolios in order to maintain total expenses for each of the Portfolios at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $2,510 for Moderate Growth Portfolio, $4,870 for Growth Portfolio, and $1,235 for Maximum Horizon Portfolio and assumed expenses amounting to $41,930 for Moderate Growth Portfolio, $39,509 for Growth
Portfolio, and $44,197 for Maximum Horizon Portfolio for the six months ended June 30, 2003.

The Advisor acts as the transfer, dividend paying and shareholder servicing agent for the Fund. These services are provided at no additional cost to the Portfolios.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Portfolios.

The Advisor also acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each portfolios' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per portfolio plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.


4.   PURCHASES  AND  SALES  OF  SECURITIES

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2003 were as follows:



                                  PURCHASES                         SALES
                           --------------------------  ---------------------------
PORTFOLIOS                 OTHER ISSUERS  GOVERNMENT    OTHER ISSUERS   GOVERNMENT
----------                 -------------  -----------  --------------  -----------
Moderate Growth Portfolio  $ 59,858       $ 10,097     $ 72,857         $ 82,975
Growth Portfolio. . . . .   120,180        182,622      209,425          122,166
Maximum Horizon Portfolio    88,048         10,218       59,708           36,215

NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED)

5.   CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  the  Portfolios  were  as  follows:




                               FOR THE SIX MONTHS          FOR THE YEAR
                                 ENDED 6/30/03            ENDED 12/31/02
                               -------------------      ------------------
PORTFOLIOS                       SHARES    AMOUNT       SHARES     AMOUNT
----------                     ---------  --------      -------   --------
MODERATE GROWTH PORTFOLIO
Sold. . . . . . . . . . .            --  $      --       4,300    $ 39,507
Reinvested. . . . . . . .            --         --       2,641      25,590
Repurchased . . . . . . .         (435)     (4,430)       (867)     (8,970)
                               --------  ----------     -------   --------
Total . . . . . . . . . .         (435)  $  (4,430)      6,074    $ 56,127
                               ========  ==========     =======   ========

GROWTH PORTFOLIO
Sold. . . . . . . . . . .            --  $      --          67    $    771
Reinvested. . . . . . . .            --         --       9,051      98,927
Repurchased . . . . . . .         (121)     (1,399)     (4,091)    (41,616)
                               --------  ----------     -------   --------
Total . . . . . . . . . .         (121)  $  (1,399)      5,027    $ 58,082
                               ========  ==========     =======   ========

MAXIMUM HORIZON PORTFOLIO
Reinvested. . . . . . . .            --  $      --       1,846    $ 15,269
Repurchased . . . . . . .           (4)        (34)         (7)        (72)
                               --------  ----------     -------   --------
Total . . . . . . . . . .           (4)  $     (34)      1,839    $ 15,197
                               ========  ==========     =======   ========



6.   FINANCIAL  INSTRUMENTS

The Portfolios may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Portfolios on June 30, 2003.

7.   FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.   FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Portfolios may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Portfolios' net asset value. Any such reclassifications are not reflected in the financial highlights.

NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED)

The tax character of distributions paid for the year ended December 31, 2002 were as follows:



                           Moderate                 Maximum
                            Growth       Growth     Horizon
                          Portfolio    Portfolio   Portfolio
                          ----------  ----------  ----------
Ordinary income. . . . .  $   14,035  $   25,291  $    3,399
Short-term capital gains       7,244      34,999       9,023
Long-term capital gains.       4,311      38,637       2,847



For the year ended December 31, 2002, the Portfolios elected to defer capital losses attributable to Post-October losses as follows:



Moderate                Maximum
Growth      Growth      Horizon
Portfolio   Portfolio   Portfolio
----------  ----------  ---------
$ 1,835     $ 986       $ 3,656



At December 31, 2002, each Portfolio had capital loss carryovers, disclosed below, available to the extent allowed by tax law to offset future net capital gain, if any, each of which will expire on December 31, 2010.



Moderate                Maximum
Growth      Growth      Horizon
Portfolio   Portfolio   Portfolio
----------  ----------  ---------
     --      $  3,259     $ 17,976



At June 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation (depreciation) were as follows:



                                             Moderate                  Maximum
                                              Growth       Growth       Horizon
                                             Portfolio    Portfolio    Portfolio
                                            -----------  -----------  -----------
Cost for federal income tax purposes . . .  $  524,358   $1,066,324   $  271,814

Unrealized appreciation. . . . . . . . . .  $   32,787   $   64,726   $   25,044
Unrealized depreciation. . . . . . . . . .     (23,531)     (68,852)     (23,487)
                                            -----------  -----------  -----------
Net unrealized appreciation (depreciation)  $    9,256   $   (4,126)  $    1,557
                                            ===========  ===========  ===========

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

ITEM  2:  CODE OF ETHICS

Not applicable for Semi-Annual reports.

ITEM  3:  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual reports.

ITEM  4:  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual reports.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM  6:  [RESERVED]

ITEM  7:  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM  8:  [RESERVED]

ITEM  9:  CONTROLS  AND  PROCEDURES

The Principal Executive Officer and Principal Financial Officer of Moderate Growth Portfolio, Growth Portfolio, and Maximum Horizon Portfolio, each a series of Exeter Insurance Fund, Inc. (the "Funds"), have evaluated the disclosure controls and procedures (as defined in Rule 30a-2(c)) of the Funds within 90 days of the filing date of this Form N-CSR (the "Effective Date") and they believe that the disclosure controls and procedures are effective.

(b) There have been no significant changes in the Funds' internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM  10:  EXHIBITS

(a)  Not applicable for Semi-Annual reports.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(b)(2) A certification of the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities
Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter Insurance, Fund, Inc.


/s/  B.  Reuben  Auspitz
B.  Reuben  Auspitz
President & Principal Executive Officer of Exeter Insurance Fund, Inc. August 28, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  B.  Reuben  Auspitz
B.  Reuben  Auspitz
President & Principal Executive Officer of Exeter Insurance Fund, Inc. August 28, 2003

/s/  Christine  Glavin
Christine  Glavin
Chief Financial Officer, Principal Financial Officer & Treasurer of Exeter Insurance Fund, Inc.
August 28,  2003